CERTIFICATION

      Pursuant to Rule 497(j), the Morgan Keegan Select Fund, Inc. (1933 Act File No. 333-66181, 1940 Act File No. 811-09079) ("Registrant") hereby certifies
(a) that the forms of Prospectuses and Statements of Additional Information used with respect to the Registrant, does not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 7 ("Amendment No. 7") to its Registration Statement on Form N-1A and (b) that Amendment No. 7 was filed electronically.





                                          Morgan Keegan Select Fund, Inc.



Dated:  November 1, 2000                  By:   /s/ Charles D. Maxwell
                                                -------------------------------
                                                    Charles D. Maxwell
                                                    Secretary